Buffalo Mid Cap Discovery Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 5.2%
Entertainment - 2.1%
Live Nation Entertainment, Inc. (a)	63,000	$8,158,500
Spotify Technology SA (a)	13,300	5,950,154
		14,108,654
Interactive Media & Services - 1.9%
Pinterest, Inc. - Class A (a)	437,594	12,690,226
		$–
Media - 1.2%
Trade Desk, Inc. - Class A (a)	64,000	7,521,920
Total Communication Services		34,320,800

Consumer Discretionary - 5.3%
Automobile Components - 1.4%
Aptiv PLC (a)	157,472	9,523,907
		$–
Hotels, Restaurants & Leisure - 2.6%
DraftKings, Inc. - Class A (a)	221,000	8,221,200
Expedia Group, Inc. (a)	27,952	5,208,296
Wingstop, Inc.	12,000	3,410,400
		16,839,896
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	22,985	8,789,694
Total Consumer Discretionary		35,153,497

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Maplebear, Inc. (a)	245,000	10,147,900

Energy - 1.8%
Energy Equipment & Services - 1.8%
Schlumberger NV	303,150	11,622,771

Financials - 15.4%
Capital Markets - 10.0%
FactSet Research Systems, Inc.	11,100	5,331,108
Intercontinental Exchange, Inc.	72,438	10,793,986
MarketAxess Holdings, Inc.	36,500	8,250,460
MSCI, Inc.	46,940	28,164,469
S&P Global, Inc.	14,450	7,196,534
TPG, Inc.	105,000	6,598,200
		66,334,757
Financial Services - 5.4%
Corpay, Inc. (a)	36,954	12,505,973
Global Payments, Inc.	87,708	9,828,559
Shift4 Payments, Inc. - Class A (a)	126,667	13,145,501
		35,480,033
Total Financials		101,814,790

Health Care - 17.9%
Biotechnology - 1.6%
Natera, Inc. (a)	41,581	6,582,272
Neurocrine Biosciences, Inc. (a)	31,144	4,251,156
		10,833,428
Health Care Equipment & Supplies - 5.0%
Alcon AG	106,641	9,052,755
DexCom, Inc. (a)	32,711	2,543,934
Edwards Lifesciences Corp. (a)	92,000	6,810,760
IDEXX Laboratories, Inc. (a)	18,299	7,565,539
Insulet Corp. (a)	27,500	7,179,425
		33,152,413
Health Care Providers & Services - 0.9%
Progyny, Inc. (a)	340,147	5,867,536
		$–
Health Care Technology - 2.2%
Veeva Systems, Inc. - Class A (a)	70,534	14,829,773
		$–
Life Sciences Tools & Services - 8.2%
Agilent Technologies, Inc.	59,972	8,056,638
Bio-Rad Laboratories, Inc. - Class A (a)	23,469	7,709,801
Bio-Techne Corp.	104,900	7,555,947
Bruker Corp.	145,000	8,499,900
ICON PLC (a)	30,000	6,291,300
IQVIA Holdings, Inc. (a)	45,662	8,973,040
West Pharmaceutical Services, Inc.	21,000	6,878,760
		53,965,386
Total Health Care		118,648,536

Industrials - 19.1%
Aerospace & Defense - 1.1%
HEICO Corp. - Class A	38,600	7,182,688
		$–
Building Products - 1.0%
Advanced Drainage Systems, Inc.	55,000	6,358,000
		$–
Commercial Services & Supplies - 2.1%
Copart, Inc. (a)	239,088	13,721,260
		$–
Electrical Equipment - 4.4%
AMETEK, Inc.	96,600	17,413,116
Vertiv Holdings Co. - Class A	102,500	11,645,025
		29,058,141
Machinery - 1.3%
Xylem, Inc.	77,200	8,956,744
		$–
Professional Services - 8.1%
Equifax, Inc.	35,662	9,088,461
KBR, Inc.	151,500	8,776,395
TransUnion	236,389	21,915,624
Verisk Analytics, Inc.	50,623	13,943,093
		53,723,573
Trading Companies & Distributors - 1.1%
Ferguson Enterprises, Inc.	41,384	7,183,021
Total Industrials		126,183,427

Information Technology - 26.3%(b)
Communications Equipment - 0.6%
Calix, Inc. (a)	106,920	3,728,300
		$–
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. - Class A	116,602	8,098,009
Keysight Technologies, Inc. (a)	49,614	7,969,497
		16,067,506
IT Services - 4.9%
Gartner, Inc. (a)	21,591	10,460,192
GoDaddy, Inc. - Class A (a)	38,239	7,547,231
Okta, Inc. (a)	105,750	8,333,100
Snowflake, Inc. - Class A (a)	41,000	6,330,810
		32,671,333
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	17,500	3,718,050
Monolithic Power Systems, Inc.	8,527	5,045,426
Teradyne, Inc.	36,000	4,533,120
Universal Display Corp.	43,894	6,417,303
		19,713,899
Software - 15.4%
Aspen Technology, Inc. (a)	34,070	8,504,894
Autodesk, Inc. (a)	39,365	11,635,113
CyberArk Software Ltd. (a)	37,600	12,526,440
DoubleVerify Holdings, Inc. (a)	393,744	7,563,822
Guidewire Software, Inc. (a)	58,000	9,777,640
HubSpot, Inc. (a)	13,950	9,719,942
Procore Technologies, Inc. (a)	132,000	9,890,760
Synopsys, Inc. (a)	14,655	7,112,951
Tyler Technologies, Inc. (a)	14,000	8,072,960
Varonis Systems, Inc. (a)	140,000	6,220,200
Workday, Inc. - Class A (a)	40,500	10,450,215
		101,474,937
Total Information Technology		173,655,975

Materials - 2.5%
Chemicals - 1.2%
Ecolab, Inc.	33,900	7,943,448
		$–
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	16,543	8,544,459
Total Materials		16,487,907

Real Estate - 2.2%
Real Estate Management & Development - 2.2%
CoStar Group, Inc. (a)	199,341	14,270,822

Utilities - 1.8%
Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	87,950	12,125,666
TOTAL COMMON STOCKS (Cost $460,138,978)		654,432,091

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	7,573,712	7,573,712
TOTAL SHORT-TERM INVESTMENTS (Cost $7,573,712)		7,573,712

TOTAL INVESTMENTS - 100.1% (Cost $467,712,690)		662,005,803
Liabilities in Excess of Other Assets - (0.1)%		(690,729)
TOTAL NET ASSETS - 100.0%		$661,315,074
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Mid Cap Discovery Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$654,432,091	$–	$–	$654,432,091
Money Market Funds	7,573,712	–	–	7,573,712
Total Investments	$662,005,803	$–	$–	$662,005,803

Refer to the Schedule of Investments for further disaggregation of investment categories.